Cash and Cash Equivalents and Other Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 76,123		¥ 177,651
Changes from financing cash flows:
Proceeds from commercial papers			26,941	¥ 59,880
Proceeds from short-term bank loans	53,306	$ 7,753	117,571	142,567
Proceeds from long-term bank loans			1,549	3,307
Loans from ultimate holding company			5,237
Loans from related parties	3,090	449	535
Repayment of commercial papers	(9,000)	(1,309)	(54,000)	(44,000)
Repayment of short-term bank loans	(60,730)	(8,833)	(172,065)	(149,425)
Repayment of long-term bank loans	(435)	(63)	(2,686)	(84)
Repayment of ultimate holding company loan	(1,344)	(195)	(3,893)	(1,344)
Repayment of related parties loan	(475)	(69)	(60)
Repayment of finance lease	(493)	(72)	(695)	(406)
Repayment of promissory notes	(18,000)	(2,618)	(19,000)	(2,500)
Repayment of corporate bonds			(2,000)
Payment of issuing expense for promissory notes	(67)	(10)	(82)	(102)
Net deposits/(withdrawal) with/from Finance Company	2,354	$ 342	(100)	2,397
Total changes from financing cash flows	(31,794)		(102,748)
Exchange adjustments	86		(13)
Other changes
New financing leases	10		573
Finance charges on obligations under finance leases			20
Interest expenses	248		640
Total other changes	258		1,233
Ending balance	44,673		76,123	177,651
China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	2,354		(112)
Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company			12
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	22,500		76,994
Changes from financing cash flows:
Proceeds from short-term bank loans	53,306		117,571
Repayment of short-term bank loans	(60,730)		(172,065)
Total changes from financing cash flows	(7,424)		(54,494)
Exchange adjustments	9
Other changes
Ending balance	15,085		22,500	76,994
Long-term bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,883		4,656
Changes from financing cash flows:
Proceeds from long-term bank loans			1,549
Repayment of long-term bank loans	(435)		(2,686)
Total changes from financing cash flows	(435)		(1,137)
Exchange adjustments	77		(13)
Other changes
Interest expenses	89		377
Total other changes	89		377
Ending balance	3,614		3,883	4,656
Commercial papers [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	8,991		35,958
Changes from financing cash flows:
Proceeds from commercial papers			26,941
Repayment of commercial papers	(9,000)		(54,000)
Total changes from financing cash flows	(9,000)		(27,059)
Other changes
Interest expenses	9		92
Total other changes	9		92
Ending balance			8,991	35,958
Promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	17,960		36,882
Changes from financing cash flows:
Repayment of promissory notes	(18,000)		(19,000)
Payment of issuing expense for promissory notes	(67)		(82)
Total changes from financing cash flows	(18,067)		(19,082)
Other changes
Interest expenses	107		160
Total other changes	107		160
Ending balance			17,960	36,882
Corporate bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	17,981		19,970
Changes from financing cash flows:
Repayment of corporate bonds			(2,000)
Total changes from financing cash flows			(2,000)
Other changes
Interest expenses	12		11
Total other changes	12		11
Ending balance	17,993		17,981	19,970
Finance lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	692		794
Changes from financing cash flows:
Repayment of finance lease	(493)		(695)
Total changes from financing cash flows	(493)		(695)
Other changes
New financing leases	10		573
Finance charges on obligations under finance leases			20
Interest expenses	31
Total other changes	41		593
Ending balance	240		692	794
Other borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	4,116		2,397
Changes from financing cash flows:
Loans from ultimate holding company			5,237
Loans from related parties	3,090		535
Repayment of ultimate holding company loan	(1,344)		(3,893)
Repayment of related parties loan	(475)		(60)
Total changes from financing cash flows	3,625		1,719
Other changes
Ending balance	7,741		4,116	¥ 2,397
Other borrowings [Member] | China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	¥ 2,354		(112)
Other borrowings [Member] | Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company			¥ 12